Capital and financial risk management - Equity risk (Details) - Equity risk - Combined share price input, Indus Towers and Vodafone Idea - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Capital and financial risk management
Percentage of reasonably possible increase in risk assumption	40.00%
Percentage of reasonably possible decrease in risk assumption	40.00%
Increase Decrease in profit before tax due to reasonably possible increase in designated risk component	€ (19)	€ (116)
Increase Decrease in profit before tax due to reasonably possible decrease in designated risk component	€ (137)	€ (445)
Measurement period for share price volatility	12 months